Classification of Financial Instruments - Classification of comprehensive income (loss) from financial instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		₩ 206,143	₩ 241,778	₩ 241,585
Dividend income		11,477	9,446	14,069
Impairment of available-for-sale financial assets		(2,713)	(86,703)	(84,370)
Gain (loss) on valuation of derivatives		(874,667)	288,068	593,531
Gain on valuation of financial assets		12
Interest expense of trade and other payables		(57,160)	(68,375)	(84,527)
Interest expense of others		(491,665)	(482,428)	(538,680)
Cash and Cash Equivalents [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		35,474	61,380	54,687
Financial assets available-for-sale [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income				29
Dividend income		11,477	9,446	14,069
Impairment of available-for-sale financial assets		(2,713)	(86,703)	(84,370)
Gain (loss) on disposal of available-for-sale financial assets		(1,213)	1,473	(3,004)
Held-to-maturity investments [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		82	97	99
Loans and receivables [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		30,014	25,106	28,586
Trade and other receivables [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		102,727	102,237	100,771
Short-term financial instruments [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		29,412	45,763	46,921
Long-term financial instruments [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		8,144	7,195	10,492
Financial assets at fair value through profit or loss [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest income		290
Gain (loss) on valuation of derivatives		(214,100)	113,671	220,285
Gain (loss) on transaction of derivatives		(37,266)	(8,039)	8,605
Gain on valuation of financial assets		12
Derivative assets (using hedge accounting) [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Gain (loss) on valuation of derivatives		(41,129)	145,458	244,020
Gain (loss) on transaction of derivatives		(58,299)	(13,994)	2,818
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	2,453	50,047	(12,572)
Financial liabilities recognized at amortized cost [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Interest expense of borrowings and debt securities		(1,240,727)	(1,202,065)	(1,392,477)
Interest expense of trade and other payables		(57,160)	(68,375)	(84,527)
Interest expense of others		(491,665)	(482,428)	(538,680)
Loss on retirement of financial liabilities		(5)	(23,000)	(33)
Gain (loss) on foreign currency transactions and translations		1,075,215	(290,485)	(708,178)
Financial liabilities at fair value through profit or loss [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Gain (loss) on valuation of derivatives		(179,879)	23,225	35,312
Gain (loss) on transaction of derivatives		(27,175)	17,045	107,454
Derivative liabilities (using hedge accounting) [Member]
Income, expense, gains or losses of financial instruments [Abstract]
Gain (loss) on valuation of derivatives		(439,559)	5,714	93,914
Gain (loss) on transaction of derivatives		(46,221)	(51,450)	(4,288)
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	₩ 29,431	₩ (3,297)	₩ 9,728

[1]	Items are included in other comprehensive income or loss. All other income and gain amounts listed above are included in finance income, and all expense and losses listed above are included in finance expenses in the consolidated statements of comprehensive income or loss.